Canada Life Insurance Company of America
                Canada Life of America Variable Annuity Account 1
                            Semi-Annual Report N-30D
                         File Nos. 811-05817, 333-66564
                               (VariFund Plus(R))


The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund:

Alger American Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Alger American Leveraged AllCap Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785


Alger American MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785


Alger American Small Capitalization Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785


Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund
File No. 811-07044
Form N-CSR
Filed via EDGAR and accepted on August 30, 2004
Accession No. 0000890064-04-000010


Dreyfus Variable Investment Fund:

Dreyfus VIF Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Dreyfus VIF Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Fidelity Investments Variable Insurance Products Fund:

Fidelity VIP Asset ManagerSM Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP ContraFund(R) Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Growth Opportunities Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP High Income Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Index 500 Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Investment Grade Bond Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Money Market Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Fidelity VIP Overseas Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 23, 2004
Accession No. 0000356494-04-000039

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on September 8, 2004
Accession No. 0000893220-04-001926

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Capital Growth Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

Goldman Sachs VIT CORESM U.S. Equity Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

Goldman Sachs VIT Growth & Income Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

Janus Aspen Series:

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Janus Aspen International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Levco Series Trust:

Levco Equity Value Fund
File No. 811-08007
Form N-CSR
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000950152-04-006499

Seligman Portfolios, Inc.:

Seligman Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
 Accession No. 0000936329-04-000138

Van Eck Worldwide Insurance Trust:

Van Eck Worldwide Absolute Return Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004035

Van Eck Worldwide Emerging Markets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004031

Van Eck Worldwide Hard Assets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004032

Van Eck Worldwide Real Estate Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004034